NOTE 8 - Leases: Schedule of Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities	$ 772
Lease liabilities	1,405	$ 772
Building
Lease liabilities	9,754	1,737
Increase through new leases, liabilities arising from financing activities	399	8,194
Payments of lease liabilities, classified as financing activities	(1,290)	(511)
Increase (Decrease) in Operating Lease Liability	(78)	(751)
Interest expense on lease liabilities	997	663
Lease Liabilities, Index adjustments	225	382
Lease Liabilities, Foreign Exchange Movements	1,440	40
Lease liabilities	11,447	9,754
Vehicles
Lease liabilities	159	70
Increase through new leases, liabilities arising from financing activities	0	143
Payments of lease liabilities, classified as financing activities	(92)	(68)
Increase (Decrease) in Operating Lease Liability	(7)	0
Interest expense on lease liabilities	10	8
Lease Liabilities, Index adjustments	3	4
Lease Liabilities, Foreign Exchange Movements	15	2
Lease liabilities	88	159
Property, Plant and Equipment, Other Types
Lease liabilities	9,913	1,807
Increase through new leases, liabilities arising from financing activities	399	8,337
Payments of lease liabilities, classified as financing activities	(1,382)	(579)
Increase (Decrease) in Operating Lease Liability	(85)	(751)
Interest expense on lease liabilities	1,007	671
Lease Liabilities, Index adjustments	228	386
Lease Liabilities, Foreign Exchange Movements	1,455	42
Lease liabilities	$ 11,535	$ 9,913